BASIS OF PREPARATION (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF RESTATEMENT OF PRIOR FINANCIAL STATEMENTS

	For the year ended March 31, 2021
	As previously reported	Adjustment	As restated
	USD	USD	USD
Consolidated statement of profit or loss
Other gains, losses and expenses, net	(64,432,715)	(1,417,149)	(65,849,864)
Loss before tax	(131,311,742)	(1,417,149)	(132,728,891)
Loss from continuing operations	(130,833,664)	(1,417,149)	(132,250,813)
Loss for the year	(125,877,256)	(1,417,149)	(127,294,405)
Basic loss per share for loss from continuing operations attributable to the ordinary equity holders of the Company	(4.97)	(0.06)	(5.03)
Basic loss per share for loss for the year attributable to the ordinary equity holders of the Company	(4.78)	(0.06)	(4.84)

Consolidated statement of comprehensive income
Loss for the year	(125,877,256)	(1,417,149)	(127,294,405)
Total comprehensive loss for the year	(125,973,345)	(1,417,149)	(127,390,494)

Consolidated statement of cash flows
Loss before tax from continuing operations	(131,311,742)	(1,417,149)	(132,728,891)
Loss including discontinued operations	(126,355,334)	(1,417,149)	(127,772,483)
Transaction expense	43,995,869	1,417,149	45,413,018

	As at March 31, 2021
	As previously reported	Adjustment	As restated
	USD	USD	USD
Consolidated statement of financial position
Share-based payment reserve	63,540,756	1,417,149	64,957,905
Accumulated losses	(184,980,114)	(1,417,149)	(186,397,263)

SCHEDULE OF ESTIMATE USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT
Furniture and fixtures	5 years
Office equipment	5 years
Leasehold improvement	Over the lease terms

SCHEDULE OF ESTIMATE USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT

Amortization of the following intangibles assets with finite useful lives are provided for on a straight-line basis over the estimated useful lives:

Capitalized Software Development	5	years
Software	5	years